Recoverable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Recoverable taxes
Value-added tax	$ 484	$ 813
Brazilian federal contributions	659	808
Others	16	13
Total	1,159	1,634
Current	552	883
Non-current	607	751
Provision for loss	$ 1,124	$ 700